Fair Value Measures - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Paper, Fair value		$ 3,493,000
Financial Instruments, Owned, Corporate Debt, at Fair Value		44,533,000
Assets:
Money market funds	[1]	334,404,000	$ 407,749,000
US government agency securities	[1]	1,000,000	1,000,000
Bank Time Deposits, Fair Value Disclosure		71,453,000
Marketable Securities, Current	[2]		46,604,000
Foreign currency exchange contracts	[2]	260,000
Total assets at fair value		455,143,000	455,353,000
Interest Rate Derivative Liabilities, at Fair Value			(272,000)
Liabilities:
Security price guarantees	[3]		(135,000)
Contingent earn-out	[4]	(15,961,000)	(6,864,000)
Total liabilities at fair value		(15,961,000)	(7,271,000)
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Paper, Fair value		0
Financial Instruments, Owned, Corporate Debt, at Fair Value		0
Assets:
Money market funds		334,404,000	407,749,000
US government agency securities		1,000,000	1,000,000
Bank Time Deposits, Fair Value Disclosure		0
Marketable Securities, Current			0
Foreign currency exchange contracts		0
Total assets at fair value		335,404,000	408,749,000
Interest Rate Derivative Liabilities, at Fair Value			0
Liabilities:
Security price guarantees			0
Contingent earn-out		0	0
Total liabilities at fair value		0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Paper, Fair value		3,493,000
Financial Instruments, Owned, Corporate Debt, at Fair Value		44,533,000
Assets:
Money market funds		0	0
US government agency securities		0	0
Bank Time Deposits, Fair Value Disclosure		71,453,000
Marketable Securities, Current			46,604,000
Foreign currency exchange contracts		260,000
Total assets at fair value		119,739,000	46,604,000
Liabilities:
Foreign Currency Contracts, Liability, Fair Value Disclosure			(272,000)
Security price guarantees			(135,000)
Contingent earn-out		0	0
Total liabilities at fair value		0	(407,000)
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Paper, Fair value		0
Financial Instruments, Owned, Corporate Debt, at Fair Value		0
Assets:
Money market funds		0	0
US government agency securities		0	0
Bank Time Deposits, Fair Value Disclosure		0
Marketable Securities, Current			0
Foreign currency exchange contracts		0
Total assets at fair value		0	0
Interest Rate Derivative Liabilities, at Fair Value			0
Liabilities:
Security price guarantees			0
Contingent earn-out		(15,961,000)	(6,864,000)
Total liabilities at fair value		(15,961,000)	$ (6,864,000)
Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities		3,491
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities		$ 44,581
Commercial paper, corporate notes and bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale Securities, Weighted Average Maturity		1 year 4 months 10 days

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjRkOTdmNmIwYTIyNDQwOGY5ODE1MzJiMzg2MWRjOGMzfFRleHRTZWxlY3Rpb246QzUyMDRFNzlCNEI0NUM4MUIzRDJBQjU3NjM2ODU5RjkM}
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjRkOTdmNmIwYTIyNDQwOGY5ODE1MzJiMzg2MWRjOGMzfFRleHRTZWxlY3Rpb246RjYzRkFFQzlFQTJENTE2OEIxODk4MTU5MzhFNUM5QUIM}
[3]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjRkOTdmNmIwYTIyNDQwOGY5ODE1MzJiMzg2MWRjOGMzfFRleHRTZWxlY3Rpb246MkVDOEEyMDE5NURBNUZFNDg3OTM5NjVDMjYyQjAzMEQM}
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjRkOTdmNmIwYTIyNDQwOGY5ODE1MzJiMzg2MWRjOGMzfFRleHRTZWxlY3Rpb246RkI5QjJGRjg5NDIyNTJCOEI2NTA3NDRBMjk2RDBEQ0UM}